UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, L.L.C.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           33rd Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 028-06225
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 622-7849
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ James Crichton     New York, New York     May 13, 2005
         [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             47
                                               -------------

Form 13F Information Table Value Total:           $1,732,723
                                               -------------



   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No. Form 13F File Number Name 1 28-10916 Scout Capital, L.L.C.

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
                                                                FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/  SH/   PUT/ INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP    x($1000)  PRN AMT   PRN   CALL DISCRETN  MANAGERS   SOLE  SHARED NONE
--------------------- ---------------- ---------------- --------- ---------- -------- --- ---- -------- ---------------
ADVANCE AMER CASH ADVANCE CT  COM       00739W107  16122   1041500     SH                   OTHER   1041500
-----------------------------------------------------------------------------------------------------------------------
ALERIS INTL INC               COM       014477103  26337   1055600     SH                   OTHER   1055600
-----------------------------------------------------------------------------------------------------------------------
ASHLAND INC                   COM       044204105  33735    500000     SH                   OTHER    500000
-----------------------------------------------------------------------------------------------------------------------
BEACON ROOFING SUPPLY INC     COM       073685109  54338   2482300     SH                   OTHER   2482300
-----------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN  DIST CORP   COM       153435102  16645    500000     SH                   OTHER   500,000
-----------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC      COM       170032809  34814   1300000     SH                   OTHER   1300000
-----------------------------------------------------------------------------------------------------------------------
CONSTELLATION  BRANDS INC     CL A      21036P108  79305   1500000     SH                   OTHER   1500000
-----------------------------------------------------------------------------------------------------------------------
CRESCENT REAL  ESTATE EQUITIE COM       225756105  40507   2479000     SH                   OTHER   2479000
-----------------------------------------------------------------------------------------------------------------------
CROMPTON CORP                 COM       227116100  51522   3528900     SH                   OTHER   3528900
-----------------------------------------------------------------------------------------------------------------------
CYBERONICS INC                COM       23251P102   2209     50000     SH                   OTHER     50000
-----------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN  COM       25271C102  39920    800000     SH                   OTHER    800000
-----------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC      COM       253393102  34894    950000     SH                   OTHER    950000
-----------------------------------------------------------------------------------------------------------------------
EFUNDS CORP                   COM       28224R101  57141   2560100     SH                   OTHER   2560100
-----------------------------------------------------------------------------------------------------------------------
EQUINIX INC                   COM NEW   29444U502  34719    820000     SH                   OTHER    820000
-----------------------------------------------------------------------------------------------------------------------
GENCORP INC                   COM       368682100  40000   2000000     SH                   OTHER   2000000
-----------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A      38259P508  40615    225000     SH                   OTHER    225000
-----------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                COM       406216101  38925    900000     SH                   OTHER    900000
-----------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                   COM       441060100  88110   2730400     SH                   OTHER   2730400
-----------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                 COM       447011107   2510    107636     SH                   OTHER    107636
-----------------------------------------------------------------------------------------------------------------------
IPSCO INC                     COM       462622101  52275   1025000     SH                   OTHER   1025000
-----------------------------------------------------------------------------------------------------------------------
JACKSON HEWITT TAX SVCS INC   COM       468202106  35110   1678300     SH                   OTHER   1678300
-----------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP               COM       492386107  39165    500000     SH                   OTHER    500000
-----------------------------------------------------------------------------------------------------------------------
LAUREATE EDUCATION INC        COM       518613104  51348   1200000     SH                   OTHER   1200000
-----------------------------------------------------------------------------------------------------------------------
LOEWS CORP                    COM       540424108  47801    650000     SH                   OTHER    650000
-----------------------------------------------------------------------------------------------------------------------
MOVIE GALLERY INC             COM       624581104   8747    305000     SH                   OTHER    305000
-----------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                 CL B NEW  62913F201  43125    750000     SH                   OTHER   750000
-----------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                COM NEW   629377508  46103   1350000     SH                   OTHER   1350000
-----------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC    COM       637071101   2569     55000     SH                   OTHER     55000
-----------------------------------------------------------------------------------------------------------------------
NOVELIS INC                   COM       67000X106  15344    700000     SH                   OTHER    700000
-----------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETE CORP DEL      COM       674599105  38432    540000     SH                   OTHER    540000
-----------------------------------------------------------------------------------------------------------------------
PANERA BREAD CO               CL A      69840W108  62183   1100000     SH                   OTHER   1100000
------------------------------------------------------------------------------------------------------------------------
POLYMEDICA CORP               COM       731738100  33062   1041000     SH                   OTHER   1041000
------------------------------------------------------------------------------------------------------------------------
RAYOVAC CORP                  COM       755081106  62400   1500000     SH                   OTHER   1500000
------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP         CL A      80874P109  22850   1000000     SH                   OTHER   1000000
------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                   COM FON   852061100  27300   1200000     SH                   OTHER   1200000
------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC           COM       857689103  54040    800000     SH                   OTHER    800000
------------------------------------------------------------------------------------------------------------------------
TLC VISION CORP               COM       872549100  22408   2366200     SH                   OTHER   2366200
------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC           COM       87956T107  48033   2700000     SH                   OTHER   2700000
------------------------------------------------------------------------------------------------------------------------
TEXAS ROADHOUSE INC           CL A      882681109  22745    810000     SH                   OTHER    810000
------------------------------------------------------------------------------------------------------------------------
WASHINGTION GROUP INTL INC    COM NEW   938862208  34102    758000     SH                   OTHER    758000
------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           COM       966837106  35746    350000     SH                   OTHER    350000
------------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED                 COM       G16962105  43104    800000     SH                   OTHER    800000
------------------------------------------------------------------------------------------------------------------------
UTI WORLDWIDE INC             ORD       G87210103  45143    650000     SH                   OTHER    650000
------------------------------------------------------------------------------------------------------------------------
MILLICOM INTL CELLULAR S A    SHS NEW   L6388F110  44594   2200000     SH                   OTHER   2200000
------------------------------------------------------------------------------------------------------------------------
KERZNER INTERNATIONAL LTD     SHS       P6065Y107  44086    720000     SH                   OTHER    720000
------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                    COM       G02602903  11700    12000      SH        CALL       OTHER     12000
------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLS CO            COM       844741908   6840     18000     SH        CALL       OTHER     18000
------------------------------------------------------------------------------------------------------------------------

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